Fair Value Measurements - Summary of Fair Value Measurements Inputs (Detail) - Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2021 yr	Sep. 16, 2021 yr
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	11.50	11.50
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	11.59	11.42
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	55.4	53.1
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	4.96	5
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	0.98	0.84